CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES (Details 1)			12 Months Ended
	Jul. 15, 2025 $ / shares	Jul. 15, 2025 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Statement [Line Items]
Share price on valuation date		$ 2.16
Strike price on conversion	$ 0.3557
Time to expiration	3,078	3,078
Cox-Ross-Rubenstein
Statement [Line Items]
Volatility			95.9907	95.3360
Share price on valuation date			$ 1.970	$ 0.582
Strike price on conversion			$ 0.3557	$ 0.3557
Time to expiration			2,909 days	3,274 days
Risk free interest rate			3.718%	4.447%
Dividend Yield			0.00%	0.00%